Mortgage Servicing Rights - Summary of Projections of Amortization Expense for Mortgage Servicing Rights (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Mar. 31, 2013
Transfers And Servicing [Abstract]
Amortization for the period ended	$ 922	$ 1,747	$ 1,868	$ 3,513	$ 3,945	$ 9,301
Estimate for the year ended December 31, 2014			2,177		4,608
2015			3,919		3,687
2016			3,135		2,949
2017			2,508		2,359
2018			2,007		1,888
Thereafter			8,026		7,550
Total			$ 21,772		$ 23,041